2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investment Securities Tables
Investment securities available for sale

(Dollars in thousands)
	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$53,124	814	329	53,609
U.S. Government
sponsored enterprises	40,504	140	264	40,380
State and political subdivisions	129,276	4,310	16	133,570
Corporate bonds	1,500	12	-	1,512
Trust preferred securities	250	-	-	250
Total	$224,654	5,276	609	229,321

(Dollars in thousands)
	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$66,654	1,221	290	67,585
U.S. Government
sponsored enterprises	38,188	308	274	38,222
State and political subdivisions	137,832	4,176	152	141,856
Corporate bonds	1,500	33	-	1,533
Trust preferred securities	750	-	-	750
Total	$244,924	5,738	716	249,946

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses

(Dollars in thousands)
	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$8,701	75	11,259	254	19,960	329
U.S. Government
sponsored enterprises	12,661	98	10,067	166	22,728	264
State and political subdivisions	798	2	1,501	14	2,299	16
Total	$22,160	175	22,827	434	44,987	609

(Dollars in thousands)
	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$15,594	290	-	-	15,594	290
U.S. Government
sponsored enterprises	10,120	94	9,562	180	19,682	274
State and political subdivisions	10,441	123	561	29	11,002	152
Total	$36,155	507	10,123	209	46,278	716

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity

December 31, 2017
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$17,584	17,682
Due from one to five years	96,639	99,547
Due from five to ten years	48,542	49,578
Due after ten years	8,765	8,905
Mortgage-backed securities	53,124	53,609
Equity securities	-	-
Total	$224,654	229,321

Available for sale securities measured at fair value on a recurring basis

(Dollars in thousands)
	December 31, 2017
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$53,609	-	53,609	-
U.S. Government
sponsored enterprises	$40,380	-	40,380	-
State and political subdivisions	$133,570	-	133,570	-
Corporate bonds	$1,512	-	1,512	-
Trust preferred securities	$250	-	-	250

(Dollars in thousands)
	December 31, 2016
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$67,585	-	67,585	-
U.S. Government
sponsored enterprises	$38,222	-	38,222	-
State and political subdivisions	$141,856	-	141,856	-
Corporate bonds	$1,533	-	1,533	-
Trust preferred securities	$750	-	-	750

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$750
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales and calls)	(500)
Transfers in and/or (out) of Level 3	-
Balance, end of period	$250

Change in unrealized gain/(loss) for assets still held in Level 3	$-